Changes to Comparative Data	12 Months Ended
Dec. 31, 2017
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Changes to Comparative Data

41. CHANGES TO COMPARATIVE DATA

The following sets out changes to comparative data from those presented in our 2015 Form 20-F.

The tables below set out the changes to comparative data from those presented in our 2015 Form 20-F due to the following:

–	In the fourth quarter of 2017, the basis of presentation of the segmental information was changed, and the prior period restated, to reflect a change in the internal transfer of revenues and costs from the Corporate Centre to the three customer business segments. This enables a more targeted apportionment of capital and other resources in line with the strategy of each segment.
–	In the fourth quarter of 2016, certain customers were transferred between our Retail Banking and Commercial Banking business segments, in line with how we now manage our customers. Small business customers with turnover up to £6.5m per annum (previously up to £250,000) are now served as business banking customers in Retail Banking. The balances transferred from Commercial Banking to Retail Banking were £2.2bn in customer loans and £3.2bn in customer deposits at 31 December 2016 (2015: £2.3bn and £3.0bn, respectively). The segmental analyses for Retail Banking and Commercial Banking have been adjusted to reflect these changes for prior years.
–	As described in Note 1, during 2017 management changed the accounting policy for business combinations between entities under common control. For the Santander UK group, the effect of changing the accounting policy is to reduce goodwill by £631m and reduce retained earnings by the same amount.

Consolidated Statement of Changes in Equity

For the year ended 31 December 2015

	Retained earnings £m	Total shareholders’ equity £m	Total equity £m
At 1 January 2015 – as reported in 2015	4,056	14,193	14,193
Adjustment	(631)	(631)	(631)
At 1 January 2015 – as reported in 2017	3,425	13,562	13,562

At 31 December 2015 – as reported in 2015	4,679	15,524	15,659
Adjustment	(631)	(631)	(631)
At 31 December 2015 – as reported in 2017	4,048	14,893	15,028

Note 2. Segments

	Retail Banking			Commercial Banking
2015	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m
Net interest income	3,097	112	2,985	399	(61)	460
Non-interest income	526	5	521	91	(18)	109
Total operating income	3,623	117	3,506	490	(79)	569
Operating expenses before impairment losses, provisions and charges	(1,898)	(115)	(1,783)	(217)	115	(332)
Impairment (losses)/releases on loans and advances	(90)	(14)	(76)	(25)	14	(39)
Provisions for other liabilities and (charges)/releases	(728)	(1)	(727)	(23)	1	(24)
Total operating impairment losses, provisions and (charges)/releases	(818)	(15)	(803)	(48)	15	(63)
Profit before tax	907	(13)	920	225	51	174

Revenue from external customers	4,529	94	4,435	626	(94)	720
Inter-segment revenue	(906)	23	(929)	(136)	(15)	(151)
Total operating income	3,623	117	3,506	490	(79)	569

Customer loans	167,093	2,263	164,830	18,680	(2,263)	20,943
Total assets	173,479	1,632	171,847	18,680	(2,263)	20,943
Customer deposits	140,358	3,026	137,332	15,076	(3,026)	18,102
Total liabilities	143,157	3,026	140,131	15,076	(3,026)	18,102

	Global Corporate Banking			Corporate Centre			Total
2015	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m	As reported in 2017 £m	Adjustment £m	As reported in 2015 £m
Net interest income	52	(20)	72	27	(31)	58	3,575	–	3,575
Non-interest income	303	(4)	307	78	17	61	998	–	998
Total operating income	355	(24)	379	105	(14)	119	4,573	–	4,573
Operating expenses before impairment losses, provisions and (charges)/releases	(287)	–	(287)	2	–	2	(2,400)	–	(2,400)
Impairment releases/(losses) on loans and advances	13	–	13	36	–	36	(66)	–	(66)
Provisions for other liabilities and (charges)/releases	(14)	–	(14)	3	–	3	(762)	–	(762)
Total operating impairment losses, provisions and (charges)/releases	(1)	–	(1)	39	–	39	(828)	–	(828)
Profit before tax	67	(24)	91	146	(14)	160	1,345	–	1,345

Revenue from external customers	437	–	437	(1,019)	–	(1,019)	4,573	–	4,573
Inter-segment revenue	(82)	(24)	(58)	1,124	(14)	1,138	–	–	–
Total operating income	355	(24)	379	105	(14)	119	4,573	–	4,573

Customer loans	5,470	–	5,470	7,391	–	7,391	198,634	–	198,634
Total assets	36,593	–	36,593	52,023	–	52,023	280,775	(631)	281,406
Customer deposits	3,013	–	3,013	3,808	–	3,808	162,255	–	162,255
Total liabilities	32,290	–	32,290	75,224	–	75,224	265,747	–	265,747